Stock-Based Compensation (Details 1) - $ / shares		9 Months Ended	12 Months Ended
	Dec. 13, 2013	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares
Exercised	200,000
Weighted Average Remaining Contractual Life (in Years)
Options outstanding at beginning			1 year 11 months 16 days
Stock Option Grants [Member]
Number of Shares
Options outstanding at beginning		3,472,000	3,251,627	2,240,568	2,727,503
Granted		690,000	998,348	1,377,978	500
Exercised		(96,000)	(573,792)	(115,029)	(331,871)
Forfeited or expired		(397,000)	(204,037)	(251,890)	(155,564)
Options outstanding at ending		3,669,000	3,472,000	3,251,627	2,240,568
Options exercisable at ending		1,934,000	1,571,255
Weighted Average Exercise Price
Options outstanding at beginning		$ 8.01	$ 6.07	$ 4.84	$ 4.32
Granted		4.33	12.29	7.62	5.00
Exercised		5.00	4.85	4.40	1.05
Forfeited or expired		9.03	7.08	4.44	3.73
Options outstanding at ending		7.28	8.01	$ 6.07	$ 4.84
Options exercisable at ending		$ 6.54	$ 5.44
Weighted Average Remaining Contractual Life (in Years)
Options outstanding at beginning		6 years 4 months 20 days	6 years 4 months 21 days
Options outstanding at ending		6 years 5 months 12 days
Options exercisable at ending		4 years 4 months 24 days	3 years 7 months 13 days